Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 244,488	$ 264,615
Restricted cash, short-term	65	130
Prepaid expenses and other current assets	12,005	12,746
Total current assets	256,558	277,491
Restricted cash, long-term	812	275
Property, equipment and software, net	11,086	9,637
Operating lease right-of-use assets	6,099
Other assets	3,722	3,596
Total assets	278,277	290,999
Current liabilities:
Accounts payable	4,099	2,497
Accrued expenses and other current liabilities	6,151	3,142
Current portion of operating lease liabilities	1,948
Short-term notes payable	357	358
Total current liabilities	12,555	5,997
Long-term notes payable	641	722
Warrant liability	27,264	49,419
Non-current portion of operating lease liabilities	4,438
Other long-term liability	111	50
Long-term deferred rent		177
Total liabilities	45,009	56,365
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized, none issued and none outstanding as of March 31, 2022 and December 31, 2021	0	0
Additional paid-in capital	434,573	417,492
Accumulated deficit	(201,350)	(182,903)
Total stockholders' equity	233,268	234,634
Total liabilities and stockholders' equity	278,277	290,999
Class A common stock
Stockholders' equity:
Common stock, value	36	36
Class B common stock
Stockholders' equity:
Common stock, value	$ 9	$ 9